Taxes (Details 4) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	$ 965	$ 832
Recognized deferred tax liabilites	10,910
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	138
Recognized deferred tax liabilites	(1,646)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	58
Recognized deferred tax liabilites	2,540
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	61
Recognized deferred tax liabilites	402
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	73
Recognized deferred tax liabilites	744
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	71
Recognized deferred tax liabilites	(255)
Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	564
Recognized deferred tax liabilites	$ 9,125